Debt - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,956,850	$ 1,665,000	$ 2,028,993
Term Loan - DRG Acquisition
Debt Instrument [Line Items]
Aggregate principal amount	360,000
Bridge Facility - DRG Acquisition
Debt Instrument [Line Items]
Borrowing capacity	950,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Collateralized amount	9,646	9,646
Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of lines of credit	$ 65,000
Commitment fee	0.50%
Collateralized amount	$ 4,929
Letter of credit
Debt Instrument [Line Items]
Collateralized amount	36
Level 2
Debt Instrument [Line Items]
Long-term debt, fair value	$ 1,872,292	$ 1,692,750